Remuneration System for the Management Board and Employees of the Group - Convertible Bonds - 2013 Program - Summary of Weighted Average Exercise Price (Detail) - Convertible bonds 2013 Program [member]
	Dec. 31, 2018 EUR (€) yr	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding	143,033	175,570	436,585	449,999
Remaining Contractual Life (in Years) | yr	1.25
Weighted- average Exercise Price	€ 31.88	€ 31.88	€ 31.88	€ 31.88
Number Exercisable	143,033
Weighted- average Exercise Price	€ 31.88	€ 31.88	€ 31.88	€ 31.88
Exercise price range 25.00 to 40.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding	143,033
Remaining Contractual Life (in Years) | yr	1.25
Weighted- average Exercise Price	€ 31.88
Number Exercisable	143,033
Weighted- average Exercise Price	€ 31.88